NET INCOME FROM CONTRACTS WITH CUSTOMERS - Income and cost for goods and services (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total income from sales of good and services	$ 10,396,794	$ 11,048,600	$ 11,223,556
Cost of sales from companies from non-financial sector	(5,867,868)	(6,204,773)	(5,799,721)
General and administrative expenses	(913,614)	(940,823)	(989,313)
Personnel expenses	(763,423)	(698,859)	(607,894)
Amortization of intangible assets	(443,827)	(432,600)	(353,305)
Depreciation of tangible assets	(104,209)	(87,647)	(90,344)
Allowance for impairment of loans and receivables	(56,497)	(71,157)	(51,035)
Commissions and fees expenses	(54,023)	(49,826)	(39,466)
Depreciation of right of use assets	(47,263)	(41,732)	(37,031)
Donations expenses	(37,328)	(21,034)	(19,858)
Employee bonuses	(17,123)	(15,134)	(14,376)
Labor severances	(3,899)	(7,660)	(3,254)
Total costs and expenses of sales goods and services	(8,309,074)	(8,571,245)	(8,005,597)
Gross profit from sales of goods and services	2,087,720	2,477,355	3,217,959
Energy and Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total income from sales of good and services	6,842,019	6,908,922	6,158,616
Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total income from sales of good and services	2,251,323	2,950,048	3,954,197
Hotels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total income from sales of good and services	732,535	631,218	598,895
Agribusiness
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total income from sales of good and services	302,811	309,868	296,804
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total income from sales of good and services	$ 268,106	$ 248,544	$ 215,044